Financial instruments - classification (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments
Schedule of classification for financial assets

			Hedging		Amortised	Other
	MFVTPL(1)	DFV (2)	derivatives	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	—	—	88,897	—	88,897
Trading assets	75,119	—	—	—	—	—	75,119
Derivatives	131,098	—	2,251	—	—	—	133,349
Settlement balances	—	—	—	—	2,928	—	2,928
Loans to banks - amortised cost (3)	—	—	—	—	12,947	—	12,947
Loans to customers - amortised cost	—	—	—	—	305,089	—	305,089
Other financial assets	1,638	—	—	46,077	11,770	—	59,485
Intangible assets	—	—		—	—	6,616	6,616
Other assets	—	—	—		—	9,805	9,805
31 December 2018	207,855	—	2,251	46,077	421,631	16,421	694,235

	Held-for-		Hedging	Available-	Loans and	Held-to-	Other
	trading	DFV (2)	derivatives	for-sale	receivables	maturity	assets	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	—	—	98,337	—	—	98,337
Trading assets	85,991	—	—	—	—	—	—	85,991
Derivatives	157,876	—	2,967	—	—	—	—	160,843
Settlement balances	—	—	—	—	2,517	—	—	2,517
Loans to banks - amortised cost (3)	—	—	—	—	11,517	—	—	11,517
Loans to customers - amortised cost	—	—	—	—	310,116	—	—	310,116
Other financial assets	—	190	—	43,968	3,643	4,128	—	51,929
Intangible assets	—	—		—	—	—	6,543	6,543
Other assets	—	—	—	—	—	—	10,263	10,263
31 December 2017	243,867	190	2,967	43,968	426,130	4,128	16,806	738,056

Notes:

(1)	Mandatory fair value through profit or loss.
(2)	Designated as at fair value through profit or loss.
(3)	Includes items in the course of collection from other banks of £484 million (2017 - £1,017 million).

Schedule of classification for financial liabilities

	Held-for-		Hedging		Other
	trading	DFV (1)	derivatives	Amortised cost	liabilities
Liabilities	£m	£m	£m	£m	£m	£m
Bank deposits (2)	—	—	—	23,297	—	23,297
Customer deposits (3)	—	—	—	360,914	—	360,914
Settlement balances	—	—	—	3,066	—	3,066
Trading liabilities	72,350	—				72,350
Derivatives	125,954	—	2,943	—	—	128,897
Other financial liabilities	—	2,840	—	36,892	—	39,732
Subordinated liabilities	—	867	—	9,668	—	10,535
Other liabilities	—	—	—	2,218	6,736	8,954
31 December 2018	198,304	3,707	2,943	436,055	6,736	647,745
Bank deposits (2)	—	—	—	30,396	—	30,396
Customer deposits (3)	—	—	—	361,316	—	361,316
Settlement balances	—	—	—	2,844	—	2,844
Trading liabilities	81,982	—	—	—	—	81,982
Derivatives	150,935	—	3,571	—	—	154,506
Other financial liabilities	—	4,277	—	26,049	—	30,326
Subordinated liabilities	—	939	—	11,783	—	12,722
Other liabilities	—	—	—	2,181	12,690	14,871
31 December 2017	232,917	5,216	3,571	434,569	12,690	688,963

Notes:

(1)	Designated as at fair value through profit or loss.
(2)	Includes items in the course of transmission to other banks of £125 million (2017 - £214 million).
(3)	The carrying amount of other customer accounts designated as at fair value through profit or loss is £26 million (2017 - £114 million) higher than the principal amount.

Schedule of financial assets and liabilities

	2018	2017
	£m	£m
Reverse repos
Loans to banks - amortised cost	3,539	2,152
Loans to customers - amortised cost	9	2,308
Trading assets	24,759	36,272

Repos
Bank deposits	941	3,839
Customer deposits	3,774	6,669
Trading liabilities	25,645	28,363

Schedule of financial instruments amounts included in operating profit (loss) before tax

	2018	2017
	£m	£m
Reverse repos
Loans to banks - amortised cost	3,539	2,152
Loans to customers - amortised cost	9	2,308
Trading assets	24,759	36,272

Repos
Bank deposits	941	3,839
Customer deposits	3,774	6,669
Trading liabilities	25,645	28,363

	2018	2017	2016
Amounts included in operating profit/(loss) before tax:	£m	£m	£m
(Losses)/Gains on financial assets/liabilities designated as at fair value through profit or loss	(26)	60	(13)

Schedule of financial assets and liabilities that are offset on the balance sheet

	Instruments which can be offset			Potential for offset not recognised by IFRS
				Effect of			Net amount after	Instruments
				master netting		Other	the effect of netting	outside
		IFRS	Balance	and similar	Cash	financial	arrangements and	netting	Balance
	Gross	offset	sheet	agreements	collateral	collateral	related collateral	arrangements	sheet total
2018	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	136,329	(5,041)	131,288	(106,762)	(17,937)	(4,469)	2,120	2,061	133,349
Derivative liabilities	133,965	(6,776)	127,189	(106,762)	(15,227)	(3,466)	1,734	1,708	128,897
Net position (1)	2,364	1,735	4,099	—	(2,710)	(1,003)	386	353	4,452

Trading reverse repos	53,148	(31,376)	21,772	(762)	—	(21,000)	10	2,987	24,759
Trading repos	55,864	(31,376)	24,488	(762)	—	(23,726)	—	1,157	25,645
Net position	(2,716)	—	(2,716)	—	—	2,726	10	1,830	(886)

2017
Derivative assets	175,670	(17,088)	158,582	(128,287)	(20,311)	(5,850)	4,134	2,261	160,843
Derivative liabilities	170,405	(17,557)	152,848	(128,287)	(18,035)	(3,952)	2,574	1,658	154,506
Net position (1)	5,265	469	5,734	—	(2,276)	(1,898)	1,560	603	6,337

Trading reverse repos	65,508	(32,639)	32,869	(329)	—	(32,498)	42	3,403	36,272
Trading repos	58,695	(32,639)	26,056	(329)	—	(25,727)	—	2,307	28,363
Net position	6,813	—	6,813	—	—	(6,771)	42	1,096	7,909

Note:

(1)	The net IFRS offset balance of £1,735 million (2017 - £469 million) relates to variation margin netting reflected on other balance sheet lines.